UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
		                    Washington, D.C. 20549

                       		   	  FORM 13F-HR/A
		                     FORM 13F-HR/A COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 12, 2000, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 15, 2000.



Report for the Calendar Year or Quarter Ended: __03/31/00_____

Check here if Amendment [X]; Amendment Number: _1____
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: ____CIBC World Markets_______________________
Address: _One World Financial Center______________
         _New York, New York 10281_________________
         __________________________________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Vince Saponar_________________________
Title: ___Executive Director____________________
Phone: ___212-667-6239__________________________

Signature, Place, and Date of Signing:

_VINCE SAPONAR_____    ___NEW YORK, NEW YORK___     __11/07/00__
 [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ______8_______

Form 13F Information Table Entry Total: _____32_____

Form 13F Information Table Value Total: $___254,100__
                                         (thousands)


Information for which we are requesting confidential treatment has been omitted and filed separately with the Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.    Form 13F File Number      Name

   1      801-52680                 Augusta Management LLC
   2      801-36731                 Oppenheimer Catalyst Mgmt LP
   3      028-80110708              Oppenheimer Capital
   4      801-53625                 Troon Management LLC
   5                                CIBC Oppenheimer Advisors LLC
   6      801-30871                 Oppenheimer Horizon Management LP
   7      801-55640                 CIBC Oppenheimer LLC
   8      028-04847                 KBW Asset Management Inc.


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PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                           DATE 03/31/00
(ITEM 1)                      (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)          (ITEM 6)        (ITEM 7)        (ITEM 8)
                                                                           INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                           _____________________          ________________
                              TITLE                 FAIR    SHARES OR                   SHARED                (SHARES)
                               OF                   MARKET  PRINCIPAL     SOLE   SHARED  OTHER           SOLE    SHARED   NONE
NAME OF ISSUES                CLASS  CUSIP NO       VALUE   AMOUNT         (A)    (B)    (C)   MANAGER   (A)     (B)      (C)
_________________             _____  ________       ______  _________      ___     ___   ___   _______   ___       ___    ___

AES CORP                      JR SBD 00130HAN5  16,226,184 10,438,000  10,438,000                      10,438,000
ADVANCED ENERGY INDS          SUB NT 007973AA8   3,747,666  3,081,000   3,081,000                       3,081,000
AFFYMETRIX INC                SB NT  00826TAA6   7,028,029  5,092,000   5,092,000                       5,092,000
AMERICA ONLINE INC DEL        COM    02364J104       4,276         63          63                              63
AMERICAN TOWER CORP           NT CV  029912AB8  12,772,440  6,000,000   6,000,000                       6,000,000
AMERICAN TOWER CORP           NT CV1 029912AC6   7,756,920  5,220,000   5,220,000                       5,220,000
AMERICAN TOWER CORP           NT CV  029912AE2   6,450,340  5,770,000   5,770,000                       5,770,000
AVATAR HLDGS INC              SUB NT 053494AD2  10,622,566 11,505,000  11,505,000                      11,505,000
CELLSTAR CORP                 SUB NT 150925AC9   3,389,820  4,483,000   4,483,000                       4,483,000
CENTRAL GARDEN & PET CO       SUB NT 153527AC0   2,148,558  2,925,000   2,925,000                       2,925,000
CHECKFREE HLDGS CORP          SUB NT 162816AA0  15,430,368 13,400,000  13,400,000                      13,400,000
CURAGEN CORP                  SB DEB 23126RAA9   9,791,636 11,070,000  11,070,000                      11,070,000
DIGITAL IS INC DEL            SUB NT 25385NAA9   4,722,168  6,600,000   6,600,000                       6,600,000
E TRADE GROUP INC             SUB NT 269246AA2  25,586,164 18,120,000  18,120,000                      18,120,000
HUMAN GENOME SCIENCES INC     SUB NT 444903AE8   7,453,400  8,300,000   8,300,000                       8,300,000
HUMAN GENOME SCIENCES INC     SB NT  444903AG3   1,399,961  2,302,000   2,302,000                       2,302,000
IBASIS INC                    SB NT  450732AA0   7,651,755 11,500,000  11,500,000                      11,500,000
JUNIPER NETWORKS INC          SB NT  48203RAA2   5,028,600  5,000,000   5,000,000                       5,000,000
KULICKE & SOFFA INDS INC      SUB NT 501242AC5  13,822,380  9,000,000   9,000,000                       9,000,000
LAMAR ADVERTISING CO          NT CV  512815AF8  11,545,498  9,927,000   9,927,000                       9,927,000
LATTICE SEMICONDUCTOR CORP    SUB NT 518415AA2     882,990    500,000     500,000                         500,000
MILLENNIUM PHARMACEUTICALS IN SUB NT 599902AA1   9,968,910 10,500,000  10,500,000                      10,500,000
NETWORKS ASSOCS INC           SB DB  640938AB2   2,002,600  5,000,000   5,000,000                       5,000,000
OFFICE DEPOT INC              LYON S 676220AA4      33,527     50,000      50,000                          50,000
PROTEIN DESIGN LABS INC       SB NT  74369LAA1  17,488,849 24,707,000  24,707,000                      24,707,000
SEMTECH CORP                  SB NT  816850AB7   3,358,110  3,500,000   3,500,000                       3,500,000
SEPRACOR INC                  SUB DB 817315AH7  18,959,597 14,493,000  14,493,000                      14,493,000
SEPRACOR INC                  SB DB  817315AJ3   8,714,970  9,000,000   9,000,000                       9,000,000
SPEEDWAY MOTORSPORTS INC      SB DB  847788AC0   4,335,208  4,445,000   4,445,000                       4,445,000
TELEFONOS DE MEXICO S A       SR DB  879403AD5   4,613,610  3,000,000   3,000,000                       3,000,000
TRIQUINT SEMICONDUCTOR INC    SB NT  89674KAA1   2,000,564  2,650,000   2,650,000                       2,650,000
UNITEDGLOBALCOM               PFD D  913247805   9,161,906    136,800     136,800                         136,800
                               PAGE TOTAL      254,099,570
                              GRAND TOTAL      254,099,570

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